SCHEDULE OF INTANGIBLE ASSETS (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($)
Subsequent Events [Abstract]
Amortization of Intangible Assets	$ 4,022,271
Amortization of intangible assets	$ 898,026